Preferred Stock and Warrants (Details Textual) - $ / shares				1 Months Ended	4 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended
	Dec. 23, 2020	Sep. 03, 2019	Oct. 05, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 18, 2019	Oct. 31, 2018
Preferred Stock, Shares Authorized (in shares)					10,000,000	10,000,000		10,000,000	10,000,000	10,000,000
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock		4.985%
Conversion of Stock, Maximum Shares Issued (in shares)											28,439,015
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)					1,576	1,576		1,576
Conversion of Stock, Shares Issued (in shares)				1,659,996	103,749	103,749		103,749
Series A Preferred Stock Converted Into Common Stock [Member]
Conversion Of Stock Shares Issuable If Converted (in shares)												3,192,333
Conversion of Stock, Shares Converted (in shares)									9,577	9,577
Conversion of Stock, Shares Issued (in shares)						69,521	129,998		199,519
Series A Preferred Stock Converted Into Common Stock [Member] | Subsequent Event [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 48.00
Conversion of Stock, Maximum Shares Issued (in shares)	199,519
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)					9,578	9,578		9,578	9,578	9,578
Preferred Stock, Shares Issued, Total (in shares)					9,577	9,577	9,577	9,577	9,577	9,577
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	0	3,337	0	0	0
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)			$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)			$ 3
Conversion Of Stock Shares Issuable If Converted (in shares)			3,192,333
Series B-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)					1,576	1,576	0	1,576	1,576	1,576
Preferred Stock, Shares Issued, Total (in shares)					1,576	1,576	0	1,576	1,576	1,576
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	0	0	0	0	0
Debt Conversion, Converted Instrument, Shares Issued (in shares)		1,576
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)		$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)		$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)		1,659,996
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock		4.985%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)		$ 0.0001
Conversion of Stock, Shares Issued (in shares)						103,749
Series B-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 15.1904
Conversion of Stock, Maximum Shares Issued (in shares)	103,749
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)					27,000	27,000	0	27,000	27,000	27,000
Preferred Stock, Shares Issued, Total (in shares)					0	0	0	0	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	0	0	0	0	0
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)		1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)		$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)		28,439,015
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Maximum Shares Issued (in shares)	1,777,437
Debt instrument convertible exchange price trading days	15 days
Preferred Class A [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			9,577
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)			$ 1,000